INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
NOTE 7 - INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	March 31,	December 31,
	2022	2021
	(Unaudited)
Distribution software	$38,970	$38,980
Patents acquired from related party	12,470	12,483
Total intangible assets	51,440	51,463
Less: Accumulated amortization	(14,678)	(12,587)
Intangible assets, net	$36,762	$38,876

For the three-months ended March 31, 2022 and 2021, amortization of intangible assets expense was $2,051 and $2,154, respectively.

At March 31, 2022, the expected future amortization of intangible assets expense was:

Year ending December 31, 2022	6,306
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total	$36,762

NOTE 7 – INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	December 31,	December 31,
	2021	2020
Distribution software	$38,980	$37,914
Patents acquired from related party (Note 12)	12,483	21,232
Total intangible assets	514,463	59,146
Less: Accumulated amortization	(12,587)	(4,234)
Intangible assets, net	$38,876	$54,912

For the years ended December 31, 2021 and 2020, amortization of intangible assets expense was $8,180 and $4,096, respectively.

At December 31, 2021, the expected future amortization of intangible assets expense was:

Year ending December 31, 2022	8,420
Year ending December 31, 2023	8,420
Year ending December 31, 2024	8,420
Year ending December 31, 2025	2,533
Thereafter	11,083
Total	$38,876